CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2026	Dec. 31, 2025
Common stock, par value	$ 0.000016666667	$ 0.000016666667
Common stock, shares authorized	0	3,000,000,000
Common stock, shares issued	0	63,822,249
Common stock, shares outstanding	0	63,822,249
Class A Ordinary Shares [Member]
Common stock, par value	$ 0.000016666667	$ 0.000016666667
Common stock, shares authorized	2,991,000,000	0
Common stock, shares issued	55,322,249	0
Common stock, shares outstanding	55,322,249	0
Class B Ordinary Shares [Member]
Common stock, par value	$ 0.000016666667	$ 0.000016666667
Common stock, shares authorized	9,000,000	0
Common stock, shares issued	9,000,000	0
Common stock, shares outstanding	9,000,000	0